Annual Fund Operating Expenses - State Street SPDR UC Investments 90 10 Endowment Strategy Index ETF - State Street SPDR UC Investments 90/10 Endowment Strategy Index ETF	Sep. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.06%

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.